Statutory Reserves and Restricted Net Assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Statutory Reserves And Restricted Net Assets [Abstract]
Percentage of annual appropriation after tax income to reserve fund	10.00%
Percentage of annual appropriation after tax income to development fund	25.00%
Percentage of appropriations to statutory surplus reserve	50.00%
Appropriations to statutory surplus reserve
Appropriations to development fund	17,132	23,793	¥ 11,873
Restricted paid-in capital	2,000	2,000
Restricted additional paid-in capital	1,401,615	236,515
Restricted statutory reserve	64,945	47,813
Restricted net assets	¥ 425,024	¥ 186,371